Distribution Date:	08/17/26	Benchmark 2024-V12 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-V12

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II

Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing		commercial.servicing@trimont.com
Mortgage Loan Detail (Part 2)	15-16		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States

Principal Prepayment Detail	17	Special Servicer	K-Star Asset Management LLC

Historical Detail	18		Attention: Lindsey Wright		Lindsey.Wright@KKR.com

Delinquency Loan Detail	19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
		Primary Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Collateral Stratification and Historical Detail	20
			Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Specially Serviced Loan Detail - Part 1	21
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Specially Serviced Loan Detail - Part 2	22
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Modified Loan Detail	23	Representations Reviewer

Historical Liquidated Loan Detail	24		Attention: Benchmark 2024-V12 – Surveillance Manager		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	26
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Supplemental Notes	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081915AR1	5.051160%	209,000.00	143,297.34	3,154.87	603.18	0.00	0.00	3,758.05	140,142.47	30.00%	30.00%
A-3	081915AB6	5.738450%	500,000,000.00	500,000,000.00	0.00	2,391,020.83	0.00	0.00	2,391,020.83	500,000,000.00	30.00%	30.00%
A-S	081915AE0	6.030630%	73,245,000.00	73,245,000.00	0.00	368,094.58	0.00	0.00	368,094.58	73,245,000.00	19.75%	19.75%
B	081915AF7	6.281890%	36,623,000.00	36,623,000.00	0.00	191,718.05	0.00	0.00	191,718.05	36,623,000.00	14.63%	14.63%
C	081915AS9	6.843070%	27,690,000.00	27,690,000.00	0.00	157,903.84	0.00	0.00	157,903.84	27,690,000.00	10.75%	10.75%
D	081915AT7	6.843070%	15,185,000.00	15,185,000.00	0.00	86,593.35	0.00	0.00	86,593.35	15,185,000.00	8.63%	8.63%
E	081915AU4	6.843070%	7,146,000.00	7,146,000.00	0.00	40,750.48	0.00	0.00	40,750.48	7,146,000.00	7.63%	7.63%
F	081915AV2	6.843070%	8,039,000.00	8,039,000.00	0.00	45,842.87	0.00	0.00	45,842.87	8,039,000.00	6.50%	6.50%
G	081915AW0	6.843070%	7,146,000.00	7,146,000.00	0.00	40,750.48	0.00	0.00	40,750.48	7,146,000.00	5.50%	5.50%
J	081915AX8	6.843070%	9,825,000.00	9,825,000.00	0.00	56,027.64	0.00	0.00	56,027.64	9,825,000.00	4.13%	4.13%
K*	081915AY6	6.843070%	29,477,250.00	29,477,250.00	0.00	168,095.74	0.00	0.00	168,095.74	29,477,250.00	0.00%	0.00%
RR Interest	N/A	6.843070%	24,274,750.00	24,272,518.05	107.17	138,415.45	0.00	0.00	138,522.62	24,272,410.88	0.00%	0.00%
RR Certificates	081915BA7	6.843070%	13,335,000.00	13,333,773.91	58.87	76,036.62	0.00	0.00	76,095.49	13,333,715.04	0.00%	0.00%
R	081915AZ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			752,195,000.00	752,125,839.30	3,320.91	3,761,853.11	0.00	0.00	3,765,174.02	752,122,518.39

X-A	081915AC4	1.067468%	573,454,000.00	573,388,297.34	0.00	510,061.61	0.00	0.00	510,061.61	573,385,142.47
X-B	081915AD2	0.561180%	36,623,000.00	36,623,000.00	0.00	17,126.75	0.00	0.00	17,126.75	36,623,000.00
Notional SubTotal			610,077,000.00	610,011,297.34	0.00	527,188.36	0.00	0.00	527,188.36	610,008,142.47

Deal Distribution Total					3,320.91	4,289,041.47	0.00	0.00	4,292,362.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081915AR1	685.63320574	15.09507177	2.88602871	0.00000000	0.00000000	0.00000000	0.00000000	17.98110048	670.53813397
A-3	081915AB6	1,000.00000000	0.00000000	4.78204166	0.00000000	0.00000000	0.00000000	0.00000000	4.78204166	1,000.00000000
A-S	081915AE0	1,000.00000000	0.00000000	5.02552502	0.00000000	0.00000000	0.00000000	0.00000000	5.02552502	1,000.00000000
B	081915AF7	1,000.00000000	0.00000000	5.23490839	0.00000000	0.00000000	0.00000000	0.00000000	5.23490839	1,000.00000000
C	081915AS9	1,000.00000000	0.00000000	5.70255832	0.00000000	0.00000000	0.00000000	0.00000000	5.70255832	1,000.00000000
D	081915AT7	1,000.00000000	0.00000000	5.70255845	0.00000000	0.00000000	0.00000000	0.00000000	5.70255845	1,000.00000000
E	081915AU4	1,000.00000000	0.00000000	5.70255807	0.00000000	0.00000000	0.00000000	0.00000000	5.70255807	1,000.00000000
F	081915AV2	1,000.00000000	0.00000000	5.70255878	0.00000000	0.00000000	0.00000000	0.00000000	5.70255878	1,000.00000000
G	081915AW0	1,000.00000000	0.00000000	5.70255807	0.00000000	0.00000000	0.00000000	0.00000000	5.70255807	1,000.00000000
J	081915AX8	1,000.00000000	0.00000000	5.70255878	0.00000000	0.00000000	0.00000000	0.00000000	5.70255878	1,000.00000000
K	081915AY6	1,000.00000000	0.00000000	5.70255841	0.00000000	0.84098822	0.00000000	0.00000000	5.70255841	1,000.00000000
RR Interest	N/A	999.90805467	0.00441488	5.70203401	0.00000000	0.03469160	0.00000000	0.00000000	5.70644888	999.90363979
RR Certificates	081915BA7	999.90805474	0.00441470	5.70203375	0.00000000	0.03468991	0.00000000	0.00000000	5.70644844	999.90364004
R	081915AZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081915AC4	999.88542645	0.00000000	0.88945514	0.00000000	0.00000000	0.00000000	0.00000000	0.88945514	999.87992493
X-B	081915AD2	1,000.00000000	0.00000000	0.46765011	0.00000000	0.00000000	0.00000000	0.00000000	0.46765011	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	603.18	0.00	603.18	0.00	0.00	0.00	603.18	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,391,020.83	0.00	2,391,020.83	0.00	0.00	0.00	2,391,020.83	0.00
X-A	07/01/26 - 07/30/26	30	0.00	510,061.61	0.00	510,061.61	0.00	0.00	0.00	510,061.61	0.00
X-B	07/01/26 - 07/30/26	30	0.00	17,126.75	0.00	17,126.75	0.00	0.00	0.00	17,126.75	0.00
A-S	07/01/26 - 07/30/26	30	0.00	368,094.58	0.00	368,094.58	0.00	0.00	0.00	368,094.58	0.00
B	07/01/26 - 07/30/26	30	0.00	191,718.05	0.00	191,718.05	0.00	0.00	0.00	191,718.05	0.00
C	07/01/26 - 07/30/26	30	0.00	157,903.84	0.00	157,903.84	0.00	0.00	0.00	157,903.84	0.00
D	07/01/26 - 07/30/26	30	0.00	86,593.35	0.00	86,593.35	0.00	0.00	0.00	86,593.35	0.00
E	07/01/26 - 07/30/26	30	0.00	40,750.48	0.00	40,750.48	0.00	0.00	0.00	40,750.48	0.00
F	07/01/26 - 07/30/26	30	0.00	45,842.87	0.00	45,842.87	0.00	0.00	0.00	45,842.87	0.00
G	07/01/26 - 07/30/26	30	0.00	40,750.48	0.00	40,750.48	0.00	0.00	0.00	40,750.48	0.00
J	07/01/26 - 07/30/26	30	0.00	56,027.64	0.00	56,027.64	0.00	0.00	0.00	56,027.64	0.00
K	07/01/26 - 07/30/26	30	24,649.46	168,095.74	0.00	168,095.74	0.00	0.00	0.00	168,095.74	24,790.02
RR Interest	07/01/26 - 07/30/26	30	837.35	138,415.45	0.00	138,415.45	0.00	0.00	0.00	138,415.45	842.13
RR Certificates
	07/01/26 - 07/30/26	30	459.97	76,036.62	0.00	76,036.62	0.00	0.00	0.00	76,036.62	462.59

Totals			25,946.78	4,289,041.47	0.00	4,289,041.47	0.00	0.00	0.00	4,289,041.47	26,094.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,292,362.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,300,674.96	Master Servicing Fee	1,623.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,115.23
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.83
ARD Interest	0.00	Operating Advisor Fee	1,356.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,300,674.96	Total Fees	11,633.49

Principal		Expenses/Reimbursements
Scheduled Principal	3,320.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,320.92	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,289,041.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,320.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,292,362.38
Total Funds Collected	4,303,995.88	Total Funds Distributed	4,303,995.87

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	752,125,839.31	752,125,839.31	Beginning Certificate Balance	752,125,839.30
(-) Scheduled Principal Collections	3,320.92	3,320.92	(-) Principal Distributions	3,320.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	752,122,518.39	752,122,518.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	752,125,839.31	752,125,839.31	Ending Certificate Balance	752,122,518.39
Ending Actual Collateral Balance	752,122,518.39	752,122,518.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$14,999,999 or less	20	187,892,518.39	24.98%	39	6.4935	1.754353	1.30 or less	14	299,002,518.39	39.75%	39	6.7738	1.077405
$15,000,000 to $24,999,999	9	173,250,000.00	23.03%	39	6.6158	1.347682	1.31 to 1.40	4	82,250,000.00	10.94%	40	7.1012	1.378995
$25,000,000 to $39,999,999	7	213,480,000.00	28.38%	40	6.4203	1.931906	1.41 to 1.70	6	126,320,000.00	16.80%	39	6.8948	1.480990
$40,000,000 to $69,999,999	2	102,500,000.00	13.63%	39	6.8166	1.290747	1.71 to 2.00	12	191,650,000.00	25.48%	39	6.1674	1.812695
$70,000,000.00 or greater	1	75,000,000.00	9.97%	39	7.4500	1.152300	2.01 or greater	3	52,900,000.00	7.03%	40	6.2741	4.238411
Totals	39	752,122,518.39	100.00%	39	6.6403	1.587857	Totals	39	752,122,518.39	100.00%	39	6.6403	1.587857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	4,627,526.86	0.62%	39	6.0048	2.029639	South Carolina	1	497,636.63	0.07%	40	6.2833	4.590000
Arizona	2	1,182,274.74	0.16%	40	6.2833	4.590000	Tennessee	10	25,416,025.31	3.38%	40	7.0802	1.529973
Arkansas	4	3,324,604.17	0.44%	39	5.9700	1.710000	Texas	14	65,955,047.86	8.77%	40	6.7410	0.896386
California	10	51,107,090.10	6.80%	37	6.5940	2.760999	Virginia	2	971,606.20	0.13%	39	6.1255	3.139104
Colorado	8	127,889,210.10	17.00%	39	7.2178	1.248847	Washington	1	840,177.25	0.11%	40	6.2833	4.590000
Connecticut	2	1,368,833.09	0.18%	40	6.2833	4.590000	West Virginia	14	4,908,666.67	0.65%	39	5.9700	1.710000
Florida	24	90,485,799.04	12.03%	40	6.5243	1.434414	Totals	156	752,122,518.39	100.00%	39	6.6403	1.587857
Georgia	4	8,519,940.92	1.13%	39	6.4998	1.903804
									Property Type³
Illinois	5	7,006,696.21	0.93%	39	5.4853	2.154467
Indiana	7	18,284,096.54	2.43%	40	6.0876	1.179327		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	38,500,000.00	5.12%	40	7.1600	1.465200		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	435,598.23	0.06%	40	6.2833	4.590000	Lodging	57	193,950,000.00	25.79%	39	7.2076	1.888664
Kentucky	1	54,500,000.00	7.25%	39	6.8400	1.780300	Mixed Use	1	21,000,000.00	2.79%	40	6.3000	1.162200
Maryland	2	1,011,226.00	0.13%	40	6.2833	4.590000	Mobile Home Park	17	65,000,000.00	8.64%	40	6.5800	1.386816
Massachusetts	1	684,638.11	0.09%	40	6.2833	4.590000	Multi-Family	19	205,077,518.39	27.27%	40	6.5886	1.093007
Michigan	2	1,166,765.14	0.16%	40	6.2833	4.590000	Office	1	31,500,000.00	4.19%	36	6.9600	1.683300
Minnesota	1	352,732.64	0.05%	40	6.2833	4.590000	Retail	5	166,245,000.00	22.10%	39	6.1992	1.788680
Missouri	2	1,011,226.00	0.13%	40	6.2833	4.590000	Self Storage	56	69,350,000.00	9.22%	39	6.2782	2.021618
New Jersey	2	11,304,726.74	1.50%	40	6.7215	3.114055	Totals	156	752,122,518.39	100.00%	39	6.6403	1.587857
New York	12	180,895,332.28	24.05%	39	6.1778	1.549905
North Carolina	7	13,112,425.78	1.74%	40	6.8385	1.907302
Ohio	8	6,464,979.17	0.86%	39	5.9700	1.710000
Oklahoma	1	12,300,000.00	1.64%	40	7.0150	1.914300
Oregon	1	497,636.63	0.07%	40	6.2833	4.590000
Pennsylvania	2	17,500,000.00	2.33%	38	6.7400	0.995000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.000% or less	10	141,970,000.00	18.88%	39	5.5312	1.951274	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.500%	3	66,500,000.00	8.84%	40	6.2458	2.671562	13 months or greater	39	752,122,518.39	100.00%	39	6.6403	1.587857
	6.501% to 6.750%	6	126,730,000.00	16.85%	40	6.6075	1.280250	Totals	39	752,122,518.39	100.00%	39	6.6403	1.587857
	6.751% to 7.000%	12	205,072,518.39	27.27%	39	6.8436	1.407565
	7.001% or greater	8	211,850,000.00	28.17%	39	7.3301	1.362675
	Totals	39	752,122,518.39	100.00%	39	6.6403	1.587857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	39	752,122,518.39	100.00%	39	6.6403	1.587857	Interest Only	38	747,695,000.00	99.41%	39	6.6388	1.589633
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or less	1	4,427,518.39	0.59%	40	6.8870	1.288000
	Totals	39	752,122,518.39	100.00%	39	6.6403	1.587857	360 or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	752,122,518.39	100.00%	39	6.6403	1.587857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	119,250,000.00	15.86%	39	5.9674	1.699928			No outstanding loans in this group
	12 months or less	30	632,872,518.39	84.14%	39	6.7671	1.566740
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	752,122,518.39	100.00%	39	6.6403	1.587857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329290001	RT	Elmhurst	NY	Actual/360	5.370%	115,604.17	0.00	0.00	N/A	11/06/29	--	25,000,000.00	25,000,000.00	08/06/26
1A	329291001				Actual/360	5.370%	32,369.17	0.00	0.00	N/A	11/06/29	--	7,000,000.00	7,000,000.00	08/06/26
1B	329291101				Actual/360	5.370%	46,241.67	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/26
1C	329291111				Actual/360	5.370%	53,177.92	0.00	0.00	N/A	11/06/29	--	11,500,000.00	11,500,000.00	08/06/26
1D	329292001				Actual/360	5.370%	69,362.50	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	08/06/26
1E	329292201				Actual/360	5.370%	30,057.08	0.00	0.00	N/A	11/06/29	--	6,500,000.00	6,500,000.00	08/06/26
2	329290002	LO	Colorado Springs	CO	Actual/360	7.450%	481,145.83	0.00	0.00	N/A	11/06/29	--	75,000,000.00	75,000,000.00	08/06/26
3	329290003	MH	Various	FL	Actual/360	6.580%	198,313.89	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	08/06/26
3A	329291003	MH	Various	FL	Actual/360	6.580%	169,983.33	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/26
4	329290004	RT	Lexington	KY	Actual/360	6.840%	321,005.00	0.00	0.00	N/A	11/06/29	--	54,500,000.00	54,500,000.00	08/06/26
5	329290005	MF	Houston	TX	Actual/360	6.790%	280,653.33	0.00	0.00	N/A	12/06/29	--	48,000,000.00	48,000,000.00	08/06/26
6	329290006	LO	Des Moines	IA	Actual/360	7.160%	237,373.89	0.00	0.00	N/A	12/06/29	--	38,500,000.00	38,500,000.00	08/06/26
7	329290007	OF	Sunnyvale	CA	Actual/360	6.960%	119,866.67	0.00	0.00	N/A	08/06/29	--	20,000,000.00	20,000,000.00	08/06/26
7A	329291007				Actual/360	6.960%	32,963.33	0.00	0.00	N/A	08/06/29	--	5,500,000.00	5,500,000.00	08/06/26
7B	329291107				Actual/360	6.960%	35,960.00	0.00	0.00	N/A	08/06/29	--	6,000,000.00	6,000,000.00	08/06/26
8	329290008	LO	Various	Various	Actual/360	6.283%	162,318.53	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/26
9	304102301	SS	Various	Various	Actual/360	5.970%	142,658.12	0.00	0.00	N/A	11/06/29	--	27,750,000.00	27,750,000.00	08/06/26
10	329231004	MF	Various	NY	Actual/360	6.567%	153,983.38	0.00	0.00	N/A	12/06/29	--	27,230,000.00	27,230,000.00	08/06/26
11	329290011	MF	Brooklyn	NY	Actual/360	7.170%	148,180.00	0.00	0.00	N/A	11/06/29	--	24,000,000.00	24,000,000.00	08/06/26
12	329290012	LO	Broomfield	CO	Actual/360	7.578%	143,561.00	0.00	0.00	N/A	11/06/29	--	22,000,000.00	22,000,000.00	08/06/26
13	329290013	MU	New York	NY	Actual/360	6.300%	113,925.00	0.00	0.00	N/A	12/06/29	--	21,000,000.00	21,000,000.00	08/06/26
14	329060002	MF	Various	Various	Actual/360	5.180%	89,206.12	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	08/06/26
15	329290015	LO	Brentwood	TN	Actual/360	7.630%	119,907.57	0.00	0.00	N/A	12/06/29	--	18,250,000.00	18,250,000.00	08/06/26
16	329290016	MF	Easton	PA	Actual/360	6.740%	101,568.06	0.00	0.00	N/A	10/06/29	--	17,500,000.00	17,500,000.00	08/06/26
17	329290017	MF	Indianapolis	IN	Actual/360	6.100%	81,418.06	0.00	0.00	N/A	12/06/29	--	15,500,000.00	15,500,000.00	06/06/26
18	329290018	MF	Houston	TX	Actual/360	6.870%	82,821.67	0.00	0.00	N/A	12/05/29	--	14,000,000.00	14,000,000.00	08/05/26
19	329290019	RT	Miami	FL	Actual/360	6.812%	81,213.23	0.00	0.00	N/A	12/06/29	--	13,845,000.00	13,845,000.00	08/06/26
20	329290020	SS	Superior	CO	Actual/360	6.841%	77,759.37	0.00	0.00	N/A	12/06/29	--	13,200,000.00	13,200,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	329290021	SS	Carson	CA	Actual/360	5.855%	64,030.93	0.00	0.00	N/A	11/06/29	--	12,700,000.00	12,700,000.00	08/06/26
22	329290022	RT	Oklahoma City	OK	Actual/360	7.015%	74,300.54	0.00	0.00	N/A	12/06/29	--	12,300,000.00	12,300,000.00	08/06/26
23	329290023	MF	Bronx	NY	Actual/360	7.115%	68,620.22	0.00	0.00	N/A	11/06/29	--	11,200,000.00	11,200,000.00	08/06/26
24	329290024	RT	Charlotte	NC	Actual/360	7.025%	64,122.64	0.00	0.00	N/A	12/06/29	--	10,600,000.00	10,600,000.00	08/06/26
25	329290025	LO	Rutherford	NJ	Actual/360	6.769%	59,454.38	0.00	0.00	N/A	12/06/29	--	10,200,000.00	10,200,000.00	08/06/26
26	329290026	MF	Brooklyn	NY	Actual/360	6.720%	56,130.67	0.00	0.00	N/A	12/06/29	--	9,700,000.00	9,700,000.00	08/06/26
27	329290027	SS	Greeley	CO	Actual/360	6.828%	49,389.20	0.00	0.00	N/A	11/06/29	--	8,400,000.00	8,400,000.00	08/06/26
28	329290028	SS	Clarkesville	GA	Actual/360	6.536%	41,086.02	0.00	0.00	N/A	11/06/29	--	7,300,000.00	7,300,000.00	08/06/26
29	329290029	MF	Bronx	NY	Actual/360	6.830%	41,169.72	0.00	0.00	N/A	12/06/29	--	7,000,000.00	7,000,000.00	08/06/26
30	329290030	MF	Saint Petersburg	FL	Actual/360	5.966%	33,495.78	0.00	0.00	N/A	11/06/29	--	6,520,000.00	6,520,000.00	08/06/26
31	329290031	MF	Bronx	NY	Actual/360	6.887%	26,276.97	3,320.92	0.00	N/A	12/06/29	--	4,430,839.31	4,427,518.39	08/06/26
Totals							4,300,674.96	3,320.92	0.00				752,125,839.31	752,122,518.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	49,785,728.00	13,873,174.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,813,937.87	7,798,541.50	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,162,605.00	6,020,854.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,619,981.00	3,172,343.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,507,826.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,356,293.98	4,833,347.50	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	17,384,241.00	4,414,495.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	85,634,379.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	7,479,729.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,548,323.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,588,174.50	2,669,857.93	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,190,026.91	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	39,863,284.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,996,718.99	579,929.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,221,364.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,171,390.00	256,201.00	01/01/26	03/31/26	--	0.00	0.00	81,178.40	160,144.07	0.00	0.00
18	1,097,154.89	544,176.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,222,988.22	1,130,621.89	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,164,516.33	554,339.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	3,200,648.65	831,052.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,276,482.01	438,008.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,162,132.53	710,415.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,146,785.10	333,795.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,384,922.15	2,559,686.08	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	727,973.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	722,449.02	347,146.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	679,726.38	176,153.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	677,613.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	560,936.60	141,959.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	462,247.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	261,620,551.86	52,576,127.10				0.00	0.00	81,178.40	160,144.07	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640287%	6.622325%	39
07/17/26	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640288%	6.622326%	40
06/17/26	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640289%	6.622327%	41
05/15/26	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640290%	6.622328%	42
04/17/26	2	33,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640292%	6.622330%	43
03/17/26	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640293%	6.622331%	44
02/18/26	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640295%	6.622333%	45
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640296%	6.622334%	46
12/17/25	2	33,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640297%	6.622335%	47
11/18/25	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640298%	6.622336%	48
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640299%	6.622337%	49
09/17/25	1	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.640300%	6.622338%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	329290017	06/06/26	1	1	81,178.40	160,144.07	0.00	15,500,000.00
Totals					81,178.40	160,144.07	0.00	15,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		31,500,000	31,500,000		0	0
37 - 48 Months		720,622,518	705,122,518		15,500,000	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	752,122,518	736,622,518	15,500,000	0	0	0
Jul-26	752,125,839	736,625,839	15,500,000	0	0	0
Jun-26	752,129,984	736,629,984	15,500,000	0	0	0
May-26	752,133,261	736,633,261	15,500,000	0	0	0
Apr-26	752,137,363	719,137,363	33,000,000	0	0	0
Mar-26	752,140,597	736,640,597	15,500,000	0	0	0
Feb-26	752,146,351	736,646,351	15,500,000	0	0	0
Jan-26	752,149,531	752,149,531	0	0	0	0
Dec-25	752,152,693	719,152,693	33,000,000	0	0	0
Nov-25	752,156,684	736,656,684	15,500,000	0	0	0
Oct-25	752,159,804	752,159,804	0	0	0	0
Sep-25	752,163,755	734,663,755	17,500,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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